Schedule of Investments
March 31, 2021 (unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 56.9%

Communication Services - 6.0%
Activision Blizzard Inc	13,798	1,283,214
Alphabet Inc - Class A (2)	1,129	2,328,585
Alphabet Inc - Class C (2)	2,474	5,117,791
AMC Entertainment Holdings Inc - Class A	2,140	21,849
AMC Networks Inc - Class A (2)	277	14,725
AT&T Inc	16,161	489,193
Boston Omaha Corp (2)	1,158	34,230
Cinemark Holdings Inc	44	898
Comcast Corp - Class A	48,259	2,611,294
Cumulus Media Inc (2)	29	264
DHI Group Inc (2)	800	2,680
Discovery Inc (2)	2,125	92,353
Electronic Arts Inc	5,419	733,570
Entravision Communications Corp	948	3,830
EW Scripps Co/The	76	1,465
Facebook Inc (2)	12,536	3,692,228
Fluent Inc (2)	1,788	7,331
Frontier Communications Corp (2)	4,619	1,293
Gray Television Inc	2,473	45,503
Interpublic Group of Cos Inc/The	38,284	1,117,893
Iridium Communications Inc (2)	128	5,280
Lions Gate Entertainment Corp - Class A (2)	1,552	23,202
Meredith Corp	383	11,406
MSG Networks Inc (2)	1,789	26,907
Netflix Inc (2)	2,499	1,303,628
News Corp - Class A	4,606	117,131
ORBCOMM Inc (2)	897	6,844
Pinterest Inc - Class A (2)	2,660	196,920
Roku Inc - Class A (2)	995	324,141
Spotify Technology SA (2)	1,221	327,167
Take-Two Interactive Software Inc (2)	239	42,231
TechTarget Inc (2)	1,501	104,244
TEGNA Inc	3,524	66,357
Telephone and Data Systems Inc	3,387	77,766
Twitter Inc (2)	6,268	398,833
Verizon Communications Inc	35,205	2,047,171
ViacomCBS Inc	967	43,612
ViacomCBS Inc	2,463	116,180
Walt Disney Co/The	5,371	991,057
Yelp Inc (2)	329	12,831
Zillow Group Inc (2)	981	127,177

		23,970,274

Consumer Discretionary - 7.3%
Abercrombie & Fitch Co	21	721
Adient PLC (2)	263	11,625
Amazon.com Inc (2)	2,187	6,766,753
American Axle & Manufacturing Holdings Inc (2)	5	48
Aptiv PLC (2)	841	115,974
Aramark	1,902	71,858
Aspen Group Inc/CO (2)	801	4,806
Best Buy Co Inc	5,788	664,520
Big Lots Inc	367	25,066
BorgWarner Inc	203	9,411
Boyd Gaming Corp (2)	1,280	75,469
Brinker International Inc	451	32,048
Brunswick Corp/DE	444	42,344
Caleres Inc	179	3,902
Camping World Holdings Inc	3,267	118,853
Capri Holdings Ltd (2)	961	49,011
Chipotle Mexican Grill Inc (2)	595	845,388
Container Store Group Inc/The (2)	9	150

Cooper Tire & Rubber Co	462	25,863
Cooper-Standard Holdings Inc (2)	16	581
Crocs Inc (2)	4,459	358,727
Dana Inc	2,277	55,399
Darden Restaurants Inc	1,307	185,594
Deckers Outdoor Corp (2)	1,198	395,843
Del Taco Restaurants Inc	1,134	10,864
Dillard's Inc - Class A	48	4,635
Dollar Tree Inc (2)	989	113,201
DR Horton Inc	5,873	523,402
eBay Inc	4,447	272,334
El Pollo Loco Holdings Inc (2)	477	7,689
Etsy Inc (2)	487	98,213
Everi Holdings Inc (2)	517	7,295
Express Inc (2)	23	92
Fiesta Restaurant Group Inc (2)	247	3,110
Foot Locker Inc	2,530	142,313
Ford Motor Co (2)	15,325	187,731
Fossil Group Inc (2)	437	5,419
GameStop Corp (2)	330	62,641
General Motors Co	13,317	765,195
Genesco Inc (2)	234	11,115
Gentex Corp	2,883	102,837
Goodyear Tire & Rubber Co/The	1,257	22,085
Greenlane Holdings Inc (2)	1,170	6,207
Group 1 Automotive Inc	180	28,402
GrowGeneration Corp (2)	473	23,503
Guess? Inc	320	7,520
Hanesbrands Inc	274	5,390
Hilton Grand Vacations Inc (2)	3,332	124,917
Home Depot Inc/The	11,668	3,561,657
Houghton Mifflin Harcourt Co (2)	813	6,195
International Game Technology PLC	4,158	66,736
Kohl's Corp	1,146	68,313
L Brands Inc (2)	896	55,427
Lakeland Industries Inc (2)	479	13,345
Las Vegas Sands Corp	462	28,071
LCI Industries	484	64,024
Lear Corp	782	141,738
Lennar Corp	2,932	296,806
Lowe's Cos Inc	10,969	2,086,084
Lululemon Athletica Inc (2)	485	148,754
Lumber Liquidators Holdings Inc (2)	520	13,062
M/I Homes Inc (2)	613	36,210
Magnite Inc (2)	841	34,994
MarineMax Inc (2)	535	26,408
Marriott International Inc/MD (2)	875	129,596
McDonald's Corp	11,785	2,641,490
Meritage Homes Corp (2)	846	77,764
MGM Resorts International	2,921	110,969
Modine Manufacturing Co (2)	1,348	19,910
Nautilus Inc (2)	397	6,209
ODP Corp/The	847	36,667
OneWater Marine Inc (2)	1,216	48,591
Overstock.com Inc (2)	165	10,933
Papa John's International Inc	1,209	107,166
Party City Holdco Inc (2)	1,044	6,055
Penn National Gaming Inc (2)	1,251	131,155
Penske Automotive Group Inc	1,218	97,732
Polaris Inc	76	10,146
PulteGroup Inc	10,055	527,284
Qurate Retail Inc - Class A	4,331	50,933
RCI Hospitality Holdings Inc	335	21,303
Red Rock Resorts Inc	642	20,923
Rent-A-Center Inc/TX	10,386	598,857
Scientific Games Corp (2)	649	24,999
Shake Shack Inc (2)	685	77,247
Smith & Wesson Brands Inc	106	1,850
Sonic Automotive Inc	672	33,311
Sonos Inc (2)	47	1,761
Standard Motor Products Inc	59	2,453
Starbucks Corp	9,252	1,010,966
Sturm Ruger & Co Inc	49	3,237
Tapestry Inc (2)	2,376	97,915
Target Corp	4,479	887,156

Taylor Morrison Home Corp (2)	1	31
Tenneco Inc (2)	4,323	46,343
Tesla Inc (2)	4,510	3,012,364
Texas Roadhouse Inc (2)	528	50,656
Thor Industries Inc	1,445	194,699
Tilly's Inc - Class A (2)	693	7,845
TopBuild Corp (2)	134	28,064
Town Sports International Holdings Inc (2)	1,777	506
Tupperware Brands Corp (2)	345	9,111
Ulta Beauty Inc (2)	264	81,621
Vista Outdoor Inc (2)	159	5,099
VOXX International Corp (2)	503	9,587
Waitr Holdings Inc (2)	1,895	5,552
Williams-Sonoma Inc	111	19,891
Winnebago Industries Inc	1,584	121,509
Workhorse Group Inc (2)	982	13,522
Zumiez Inc (2)	276	11,840

		29,456,706

Consumer Staples - 1.3%
Bunge Ltd	16,579	1,314,217
Casey's General Stores Inc	1,349	291,640
Celsius Holdings Inc (2)	89	4,276
Conagra Brands Inc	4,881	183,526
Darling Ingredients Inc (2)	12,743	937,630
Freshpet Inc (2)	279	44,308
General Mills Inc	2,284	140,055
Hershey Co/The	6,897	1,090,830
J M Smucker Co/The	642	81,232
Kroger Co/The	7,505	270,105
Nu Skin Enterprises Inc	149	7,881
PepsiCo Inc	1,560	220,662
Performance Food Group Co (2)	1,185	68,268
Rite Aid Corp (2)	310	6,343
SpartanNash Co	524	10,286
Spectrum Brands Holdings Inc	982	83,470
United Natural Foods Inc (2)	286	9,421
Walgreens Boots Alliance Inc	2,750	150,975
Walmart Inc	3,366	457,204

		5,372,329

Energy - 1.3%
Amplify Energy Corp	2,733	7,598
Antero Resources Corp (2)	965	9,843
Apache Corp	3,528	63,151
Ardmore Shipping Corp	588	2,670
Aspen Aerogels Inc (2)	1,109	22,557
Baker Hughes Co	8,338	180,184
Cactus Inc	937	28,691
Chaparral Energy, Inc. A Warrants (2)(8)	3	0
Chaparral Energy, Inc. B Warrants (2)(8)	3	0
Chevron Corp	3,338	349,789
Cimarex Energy Co	676	40,148
Clean Energy Fuels Corp (2)	1,172	16,103
CNX Resources Corp (2)	998	14,671
ConocoPhillips	9,139	484,093
CONSOL Energy Inc (2)	1,485	14,434
Contango Oil & Gas Co (2)	2,664	10,390
Continental Resources Inc/OK	167	4,320
Delek US Holdings Inc	521	11,347
Devon Energy Corp	6,568	143,511
DHT Holdings Inc	1,006	5,966
Diamondback Energy Inc	1,263	92,818
Dorian LPG Ltd (2)	1,476	19,380
Earthstone Energy Inc (2)	1,241	8,873
Energy Fuels Inc/Canada (2)	1,926	10,940
EOG Resources Inc	3,574	259,222
EQT Corp (2)	2,980	55,368
Exterran Corp (2)	314	1,055
Extraction Oil & Gas Inc (2)	2	72
Extraction Oil & Gas Inc A Warrants (2)(8)	19	0
Extraction Oil & Gas Inc B Warrants (2)(8)	10	0

Exxon Mobil Corp	30,045	1,677,412
Frank's International NV (2)	3,376	11,985
Golar LNG Ltd	98	1,003
Goodrich Petroleum Corp (2)	118	1,116
Hallador Energy Co	1,603	2,998
Hess Corp	1,429	101,116
International Seaways Inc	739	14,322
Laredo Petroleum Inc (2)	701	21,072
Nabors Industries Ltd	12	1,121
NextDecade Corp (2)	1,210	3,231
NexTier Oilfield Solutions Inc (2)	1	4
Nine Energy Service Inc (2)	923	2,123
NOV Inc	18	247
Oasis Petroleum Inc Warrants (2)(8)	9	0
Oceaneering International Inc (2)	827	9,444
Par Pacific Holdings Inc (2)	2,124	29,991
PDC Energy Inc (2)	742	25,525
Peabody Energy Corp (2)	614	1,879
Phillips 66	575	46,886
Pioneer Natural Resources Co	988	156,914
Range Resources Corp (2)	530	5,475
Renewable Energy Group Inc (2)	897	59,238
Schlumberger NV	8,904	242,100
Scorpio Tankers Inc	111	2,049
SM Energy Co	575	9,413
Southwestern Energy Co (2)	6,886	32,020
Targa Resources Corp	9,463	300,450
Teekay Corp (2)	1,504	4,813
Transocean Ltd (2)	1,866	6,624
Uranium Energy Corp (2)	284	812
Valero Energy Corp	2,755	197,258
W&T Offshore Inc (2)	42	151
Whiting Petroleum Corp (2)	192	6,806
Whiting Petroleum Corp A Warrants (2)	56	181
Whiting Petroleum Corp B Warrants (2)	28	85
Williams Cos Inc/The	6,292	149,057
World Fuel Services Corp	1,291	45,443

		5,027,558

Financials - 6.5%
Affiliated Managers Group Inc	106	15,797
Aflac Inc	24,603	1,259,182
AGNC Investment Corp	15,748	263,936
Allstate Corp/The	2,668	306,553
Ally Financial Inc	8,481	383,426
American Express Co	2,518	356,146
American Financial Group Inc/OH	313	35,713
Ameriprise Financial Inc	45	10,460
Ameris Bancorp	2,413	126,707
Annaly Capital Management Inc	2,995	25,757
Arbor Realty Trust Inc	6,547	104,097
Artisan Partners Asset Management Inc	1,541	80,394
Associated Banc-Corp	8,534	182,116
Axos Financial Inc (2)	269	12,646
Bank of America Corp	47,382	1,833,210
Bank of New York Mellon Corp/The	7,989	377,800
Bank of NT Butterfield & Son Ltd/The	2,903	110,953
Bank OZK	414	16,912
Berkshire Hathaway Inc - Class B (2)	17,303	4,420,397
BM Technologies Inc (2)	247	2,878
BOK Financial Corp	1,247	111,382
Capital Bancorp Inc (2)	130	2,508
Capital One Financial Corp	2,398	305,098
Cathay General Bancorp	245	9,991
Charles Schwab Corp/The	9,073	591,378
Citigroup Inc	8,025	583,819
Citizens Financial Group Inc	4,958	218,896
Civista Bancshares Inc	664	15,232
CNO Financial Group Inc	4,940	119,993
Comerica Inc	935	67,077
Curo Group Holdings Corp	3,701	53,998
Customers Bancorp Inc (2)	436	13,874

East West Bancorp Inc	2,018	148,928
Ellington Residential Mortgage REIT	1,579	19,437
Erie Indemnity Co	521	115,094
Esquire Financial Holdings Inc (2)	16	365
Evercore Inc	2,109	277,840
Fifth Third Bancorp	9,097	340,683
First Choice Bancorp	22	535
First Citizens BancShares Inc/NC	94	78,562
First Foundation Inc	841	19,730
First Horizon Corp	6,297	106,482
Goosehead Insurance Inc	384	41,157
Great Ajax Corp	2,240	24,416
Hartford Financial Services Group Inc/The	1,009	67,391
Hilltop Holdings Inc	1,885	64,335
JPMorgan Chase & Co	19,635	2,989,036
KeyCorp	4,683	93,566
LendingClub Corp (2)	163	2,693
M&T Bank Corp	975	147,820
Medley Management Inc (2)	101	707
Mercury General Corp	217	13,196
Meta Financial Group Inc	381	17,263
MetLife Inc	6,095	370,515
Moelis & Co	885	48,569
Morgan Stanley	10,089	783,512
Mr Cooper Group Inc (2)	2,498	86,830
Northrim BanCorp Inc	1,346	57,218
OneMain Holdings Inc	613	32,930
Oppenheimer Holdings Inc	1,524	61,036
PennyMac Financial Services Inc	4,505	301,249
PennyMac Mortgage Investment Trust	2,630	51,548
People's United Financial Inc	4,104	73,462
Pinnacle Financial Partners Inc	298	26,421
PNC Financial Services Group Inc/The	1,343	235,576
Popular Inc (2)	2,656	186,770
Progressive Corp/The	13,225	1,264,442
Prudential Financial Inc	476	43,364
Pzena Investment Management Inc	3,249	34,212
QCR Holdings Inc	590	27,860
RBB Bancorp	2,913	59,047
Ready Capital Corp	2,740	36,771
Regions Financial Corp	15,893	328,349
Siebert Financial Corp (2)	353	1,430
Signature Bank/New York NY	346	78,231
Silvercrest Asset Management Group Inc	283	4,070
Silvergate Capital Corp (2)	88	12,511
Simmons First National Corp	1,226	36,375
SLM Corp	4,664	83,812
South State Corp	237	18,607
Starwood Property Trust Inc	3,926	97,129
State Street Corp	608	51,078
Stewart Information Services Corp	6,018	313,117
StoneX Group Inc (2)	365	23,864
SVB Financial Group (2)	433	213,755
Synchrony Financial	44,324	1,802,214
Synovus Financial Corp	1,043	47,717
T Rowe Price Group Inc	1,833	314,543
TCF Financial Corp	764	35,495
Triumph Bancorp Inc (2)	394	30,492
Truist Financial Corp	9,943	579,876
Trupanion Inc (2)	71	5,411
United Community Banks Inc/GA	1,985	67,728
Unum Group	15,407	428,777
Valley National Bancorp	4,162	57,186
Virtu Financial Inc	3,364	104,452
Virtus Investment Partners Inc	571	134,471
Walker & Dunlop Inc	725	74,487
Webster Financial Corp	2,083	114,794
Wells Fargo & Co	15,899	621,174
Western Alliance Bancorp	1,096	103,506
Wintrust Financial Corp	665	50,407
Zions Bancorp NA	1,232	67,711

		26,271,663

Healthcare - 10.6%
Abbott Laboratories	7,963	954,286
AbbVie Inc	19,706	2,132,583
Abeona Therapeutics Inc (2)	864	1,624
AcelRx Pharmaceuticals Inc (2)	4	7
ADMA Biologics Inc (2)	94	165
Adverum Biotechnologies Inc (2)	589	5,808
Agilent Technologies Inc	7,087	901,041
Alexion Pharmaceuticals Inc (2)	1,632	249,549
Align Technology Inc (2)	608	329,250
Alkermes PLC (2)	2,906	54,284
Allscripts Healthcare Solutions Inc (2)	575	8,634
AmerisourceBergen Corp	975	115,118
Amgen Inc	7,165	1,782,724
Amneal Pharmaceuticals Inc (2)	502	3,378
Apellis Pharmaceuticals Inc (2)	847	36,345
Arcutis Biotherapeutics Inc (2)	269	7,782
Arrowhead Pharmaceuticals Inc (2)	853	56,562
Arvinas Inc (2)	578	38,206
Assertio Holdings Inc (2)	2,907	1,984
Axogen Inc (2)	837	16,958
Beam Therapeutics Inc (2)	311	24,892
Becton Dickinson and Co	1,088	264,547
Beyondspring Inc (2)	344	3,808
BioDelivery Sciences International Inc (2)	4,471	17,482
Biogen Inc (2)	567	158,618
Bio-Rad Laboratories Inc (2)	128	73,110
Blueprint Medicines Corp (2)	453	44,045
Bridgebio Pharma Inc (2)	596	36,714
Bristol-Myers Squibb Co	23,449	1,480,335
Calyxt Inc (2)	398	2,396
Cardinal Health Inc	15,200	923,400
CareDx Inc (2)	878	59,783
CASI Pharmaceuticals Inc (2)	685	1,644
Catalent Inc (2)	3,513	369,954
Catalyst Pharmaceuticals Inc (2)	2,831	13,051
Celcuity Inc (2)	180	2,581
Centene Corp (2)	3,588	229,309
Centogene NV (2)	363	4,403
Cerecor Inc (2)	1,874	5,659
Cerner Corp	13,390	962,473
Charles River Laboratories International Inc (2)	578	167,522
Chemed Corp	75	34,487
ChemoCentryx Inc (2)	404	20,701
Chimerix Inc (2)	649	6,256
Community Health Systems Inc (2)	122	1,649
CorMedix Inc (2)	269	2,687
CVS Health Corp	13,249	996,722
CytomX Therapeutics Inc (2)	982	7,591
Danaher Corp	4,863	1,094,564
Deciphera Pharmaceuticals Inc (2)	620	27,801
Denali Therapeutics Inc (2)	496	28,322
DENTSPLY SIRONA Inc	4,194	267,619
Dicerna Pharmaceuticals Inc (2)	626	16,007
Editas Medicine Inc (2)	367	15,414
Edwards Lifesciences Corp (2)	4,406	368,518
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	1,792	0
Eli Lilly and Co	6,812	1,272,618
Eloxx Pharmaceuticals Inc (2)	1,215	4,034
Emergent BioSolutions Inc (2)	554	51,472
Endo International PLC (2)	3,335	24,712
Enochian Biosciences Inc (2)	99	350
Evelo Biosciences Inc (2)	488	5,222
Exact Sciences Corp (2)	882	116,230
Exelixis Inc (2)	3,483	78,681
Fate Therapeutics Inc (2)	586	48,316
Frequency Therapeutics Inc (2)	507	4,817
Fulgent Genetics Inc (2)	91	8,792
Genprex Inc (2)	2,193	9,452
Gilead Sciences Inc	14,866	960,790
Globus Medical Inc (2)	359	22,140
Guardant Health Inc (2)	4	611
Halozyme Therapeutics Inc (2)	55	2,293
HCA Healthcare Inc	1,746	328,842
Hill-Rom Holdings Inc	1,607	177,541
Hologic Inc (2)	717	53,330

Horizon Therapeutics Plc (2)	2,831	260,565
IDEXX Laboratories Inc (2)	943	461,419
IGM Biosciences Inc (2)	29	2,224
Illumina Inc (2)	730	280,364
ImmunityBio Inc (2)	5	119
Incyte Corp (2)	2,731	221,948
Inogen Inc (2)	68	3,571
Insmed Inc (2)	431	14,680
Intellia Therapeutics Inc (2)	362	29,052
Iovance Biotherapeutics Inc (2)	2,794	88,458
Jazz Pharmaceuticals PLC (2)	296	48,654
Johnson & Johnson	25,246	4,149,180
Jounce Therapeutics Inc (2)	743	7,631
Kodiak Sciences Inc (2)	290	32,883
La Jolla Pharmaceutical Co (2)	538	2,281
Ligand Pharmaceuticals Inc (2)	37	5,641
MannKind Corp (2)	3,790	14,857
McKesson Corp	2,284	445,471
Medtronic PLC	20,914	2,470,571
Merck & Co Inc	30,990	2,389,019
Mirati Therapeutics Inc (2)	68	11,648
Moderna Inc (2)	5,899	772,474
Molina Healthcare Inc (2)	133	31,090
Myriad Genetics Inc (2)	74	2,253
Natera Inc (2)	594	60,315
Natus Medical Inc (2)	1,921	49,197
Neurocrine Biosciences Inc (2)	1,042	101,335
NextGen Healthcare Inc (2)	2,087	37,775
Novavax Inc (2)	378	68,535
Novocure Ltd (2)	230	30,401
Oncocyte Corp (2)	328	1,702
Organogenesis Holdings Inc (2)	271	4,938
Owens & Minor Inc	589	22,141
Pacific Biosciences of California Inc (2)	1,386	46,168
Palatin Technologies Inc (2)	3,025	2,086
PerkinElmer Inc	1,197	153,563
Perrigo Co PLC	5,856	236,992
Pfizer Inc	45,082	1,633,321
Precigen Inc (2)	594	4,093
Quest Diagnostics Inc	983	126,158
Quidel Corp (2)	578	73,944
R1 RCM Inc (2)	610	15,055
Regeneron Pharmaceuticals Inc (2)	2,528	1,196,098
ResMed Inc	156	30,267
Rigel Pharmaceuticals Inc (2)	1,713	5,858
Rocket Pharmaceuticals Inc (2)	140	6,212
Royalty Pharma PLC	3,525	153,761
Scholar Rock Holding Corp (2)	63	3,192
Seagen Inc (2)	1,205	167,326
Seres Therapeutics Inc (2)	267	5,498
Solid Biosciences Inc (2)	1,054	5,829
Sorrento Therapeutics Inc (2)	1,327	10,974
Spectrum Pharmaceuticals Inc (2)	2,244	7,315
SpringWorks Therapeutics Inc (2)	348	25,602
STAAR Surgical Co (2)	208	21,925
STERIS PLC	854	162,670
Stoke Therapeutics Inc (2)	252	9,788
Stryker Corp	4,732	1,152,621
Supernus Pharmaceuticals Inc (2)	362	9,477
Sutro Biopharma Inc (2)	311	7,078
Syros Pharmaceuticals Inc (2)	138	1,032
Tenet Healthcare Corp (2)	483	25,116
TG Therapeutics Inc (2)	506	24,389
Thermo Fisher Scientific Inc	2,294	1,046,936
Translate Bio Inc (2)	699	11,527
TransMedics Group Inc (2)	85	3,527
Travere Therapeutics Inc (2)	157	3,920
Turning Point Therapeutics Inc (2)	425	40,201
Twist Bioscience Corp (2)	470	58,214
Tyme Technologies Inc (2)	739	1,315
Ultragenyx Pharmaceutical Inc (2)	399	45,430
United Therapeutics Corp (2)	2,101	351,434
UnitedHealth Group Inc	6,161	2,292,323
Vanda Pharmaceuticals Inc (2)	72	1,081
Veeva Systems Inc (2)	722	188,615

Veracyte Inc (2)	1,380	74,175
Vertex Pharmaceuticals Inc (2)	2,570	552,267
Viatris Inc (2)	13,312	185,969
VolitionRX Ltd (2)	324	1,225
WaVe Life Sciences Ltd (2)	766	4,297
West Pharmaceutical Services Inc	834	235,005
Xencor Inc (2)	883	38,022
Zimmer Biomet Holdings Inc	5,125	820,410
ZIOPHARM Oncology Inc (2)	948	3,413
Zoetis Inc	8,426	1,326,926

		42,332,627

Industrials - 4.3%
3M Co	5,384	1,037,389
ABM Industries Inc	1,886	96,205
Acacia Research Corp (2)	4,200	27,930
Advanced Drainage Systems Inc	1,472	152,190
AGCO Corp	1,446	207,718
Allegiant Travel Co (2)	1,298	316,790
Altra Industrial Motion Corp	160	8,851
Ameresco Inc - Class A (2)	1,091	53,055
ArcBest Corp	788	55,452
Array Technologies Inc (2)	597	17,803
ASGN Inc (2)	55	5,249
Atkore Inc (2)	597	42,924
Atlas Air Worldwide Holdings Inc (2)	316	19,099
Axon Enterprise Inc (2)	658	93,712
AZZ Inc	390	19,637
BGSF Inc	665	9,310
Blue Bird Corp (2)	195	4,881
Boise Cascade Co	4,989	298,492
Builders FirstSource Inc (2)	826	38,302
CAI International Inc	483	21,986
Caterpillar Inc	3,158	732,245
Chart Industries Inc (2)	308	43,844
Cintas Corp	17	5,802
Comfort Systems USA Inc	382	28,562
Construction Partners Inc (2)	24	717
CoreLogic Inc/United States	581	46,044
Covenant Logistics Group Inc (2)	281	5,786
CSX Corp	4,076	393,008
Cummins Inc	7,111	1,842,531
Deere & Co	3,051	1,141,501
Eaton Corp PLC	6,992	966,854
EMCOR Group Inc	1,562	175,194
Emerson Electric Co	5,403	487,459
Encore Wire Corp	396	26,583
EnerSys	606	55,025
ExOne Co/The (2)	141	4,422
FedEx Corp	1,719	488,265
Fluor Corp	17	393
FuelCell Energy Inc (2)	2,096	30,203
Generac Holdings Inc (2)	114	37,329
General Electric Co	36,944	485,075
GrafTech International Ltd	3,775	46,168
Herman Miller Inc	597	24,567
Hertz Global Holdings Inc (2)	1,798	3,093
HNI Corp	788	31,173
Huntington Ingalls Industries Inc	338	69,577
Hyster-Yale Materials Handling Inc	412	35,893
Kansas City Southern	1,883	496,961
Kelly Services Inc - Class A	554	12,338
Kforce Inc	61	3,270
L B Foster Co - Class A (2)	251	4,493
Landstar System Inc	672	110,920
Lawson Products Inc/DE (2)	97	5,030
Lockheed Martin Corp	3,445	1,272,928
ManpowerGroup Inc	6,874	679,839
Matson Inc	777	51,826
Maxar Technologies Inc	931	35,210
McGrath RentCorp	815	65,730
Meritor Inc (2)	1,163	34,215
Mesa Air Group Inc (2)	1,933	25,999
Miller Industries Inc/TN	1,780	82,218

Moog Inc	1,935	160,895
MSC Industrial Direct Co Inc	2,696	243,152
Mueller Industries Inc	1,535	63,472
MYR Group Inc (2)	422	30,245
National Presto Industries Inc	219	22,353
Old Dominion Freight Line Inc	501	120,445
Oshkosh Corp	1,049	124,474
PAE Inc (2)	1,501	13,539
Pitney Bowes Inc	1,813	14,939
Plug Power Inc (2)	2,706	96,983
Primoris Services Corp	2,946	97,601
Quad/Graphics Inc	2,835	10,008
Quanta Services Inc	14,985	1,318,380
Regal Beloit Corp	2,169	309,473
Resideo Technologies Inc (2)	1,194	33,731
RR Donnelley & Sons Co	4,409	17,901
Rush Enterprises Inc	3,339	166,382
Ryder System Inc	2,129	161,059
Safe Bulkers Inc (2)	3,801	9,312
Saia Inc (2)	257	59,259
Shyft Group Inc/The	983	36,568
SkyWest Inc	313	17,052
Steelcase Inc - Class A	1,270	18,275
Team Inc (2)	542	6,249
Terex Corp	28	1,290
Tetra Tech Inc	104	14,115
Textainer Group Holdings Ltd (2)	1,507	43,176
Timken Co/The	1,667	135,310
Titan Machinery Inc (2)	62	1,581
Triton International Ltd	3,791	208,467
Tutor Perini Corp (2)	95	1,800
Uber Technologies Inc (2)	812	44,262
Union Pacific Corp	48	10,580
United Parcel Service Inc - Class B	4,270	725,857
United Rentals Inc (2)	385	126,784
Valmont Industries Inc	298	70,826
Vectrus Inc (2)	631	33,721
WESCO International, Inc. Series A Variable Preferred (10)	994	30,595

		17,215,376

Information Technology - 14.8%
3D Systems Corp (2)	1,161	31,858
Accenture PLC	1,503	415,204
ACI Worldwide Inc (2)	4,067	154,749
Adobe Inc (2)	4,829	2,295,562
Allegro MicroSystems Inc (2)	3,063	77,647
Alliance Data Systems Corp	57	6,389
Amkor Technology Inc	3,014	71,462
Amphenol Corp	452	29,818
Appian Corp (2)	125	16,619
Apple Inc	73,501	8,978,147
Applied Materials Inc	16,955	2,265,188
Arrow Electronics Inc (2)	3,762	416,905
AstroNova Inc	565	7,571
Autodesk Inc (2)	22	6,097
Avnet Inc	7,484	310,661
Bill.com Holdings Inc (2)	279	40,595
Brightcove Inc (2)	589	11,851
Broadcom Inc	2,354	1,091,456
Cadence Design Systems Inc (2)	2,917	399,600
Calix Inc (2)	619	21,455
Cambium Networks Corp (2)	32	1,495
CDK Global Inc	2,353	127,203
CDW Corp/DE	4,683	776,207
Cerence Inc (2)	596	53,390
ChannelAdvisor Corp (2)	768	18,086
Cirrus Logic Inc (2)	38	3,222
Cisco Systems Inc/Delaware	16,992	878,656
Citrix Systems Inc	3,194	448,310
Cloudera Inc (2)	2,673	32,530
Cloudflare Inc (2)	1,130	79,394
Cognex Corp	1,042	86,476
CommScope Holding Co Inc (2)	2,051	31,503
CommVault Systems Inc (2)	7,102	458,079

Concentrix Corp (2)	614	91,928
Conduent Inc (2)	5,154	34,326
Cornerstone OnDemand Inc (2)	3,040	132,483
Corning Inc	332	14,445
Coupa Software Inc (2)	37	9,416
Crowdstrike Holdings Inc (2)	1,171	213,719
Dell Technologies Inc - Class C (2)	1,252	110,364
Diebold Nixdorf Inc (2)	375	5,299
Digi International Inc (2)	3,418	64,908
Digital Turbine Inc (2)	2,123	170,604
Diodes Inc (2)	280	22,355
DocuSign Inc (2)	1,849	374,330
DXC Technology Co	2,083	65,115
Dynatrace Inc (2)	841	40,570
Enphase Energy Inc (2)	632	102,485
Euronet Worldwide Inc (2)	1,420	196,386
Extreme Networks Inc (2)	768	6,720
FireEye Inc (2)	688	13,464
Fortinet Inc (2)	1,068	196,961
Hewlett Packard Enterprise Co	14,979	235,769
HP Inc	26,087	828,262
HubSpot Inc (2)	145	65,860
II-VI Inc (2)	895	61,191
Intel Corp	30,777	1,969,728
Intuit Inc	5,570	2,133,644
Itron Inc (2)	452	40,070
Kimball Electronics Inc (2)	1,455	37,539
KLA Corp	5,304	1,752,442
Lam Research Corp	1,329	791,074
Manhattan Associates Inc (2)	123	14,438
Mastercard Inc	6,532	2,325,719
McAfee Corp (2)	4,287	97,486
Microchip Technology Inc	943	146,372
Micron Technology Inc (2)	8,975	791,685
Microsoft Corp	49,720	11,722,484
MicroStrategy Inc (2)	86	58,377
MKS Instruments Inc	192	35,601
MoneyGram International Inc (2)	1,127	7,404
MongoDB Inc (2)	23	6,151
Monolithic Power Systems Inc	147	51,922
NortonLifeLock Inc	10,337	219,765
NVIDIA Corp	1,294	690,905
OneSpan Inc (2)	781	19,135
Oracle Corp	21,738	1,525,355
PagerDuty Inc (2)	666	26,793
PayPal Holdings Inc (2)	4,476	1,086,952
Photronics Inc (2)	3,819	49,112
Plantronics Inc	591	22,996
Power Integrations Inc	1,644	133,953
Priority Technology Holdings Inc (2)	944	6,551
Progress Software Corp	4,452	196,155
QUALCOMM Inc	14,266	1,891,529
Ribbon Communications Inc (2)	715	5,870
Rimini Street Inc (2)	430	3,857
RingCentral Inc - Class A (2)	260	77,449
salesforce.com Inc (2)	4,675	990,492
Sanmina Corp (2)	1,716	71,008
Semtech Corp (2)	264	18,216
SiTime Corp (2)	35	3,451
Skyworks Solutions Inc	1,668	306,045
Smartsheet Inc (2)	490	31,321
SPS Commerce Inc (2)	2,195	217,985
SS&C Technologies Holdings Inc	18,650	1,303,076
StarTek Inc (2)	4	32
StoneCo Ltd (2)	2,289	140,133
Stratasys Ltd (2)	1,035	26,807
Sykes Enterprises Inc (2)	1,155	50,912
Teradata Corp (2)	820	31,603
Teradyne Inc	5,590	680,191
TESSCO Technologies Inc	129	934
Texas Instruments Inc	8,436	1,594,320
Trade Desk Inc/The (2)	322	209,835
Trimble Inc (2)	1,218	94,748
TTEC Holdings Inc	568	57,056
Twilio Inc - Class A (2)	929	316,566

Ultra Clean Holdings Inc (2)	759	44,052
Veritone Inc (2)	385	9,232
VirnetX Holding Corp	7,914	44,081
Visa Inc	5,140	1,088,292
Vishay Intertechnology Inc	2,271	54,686
Vontier Corp (2)	1,193	36,112
Workday Inc (2)	214	53,164
Xerox Holdings Corp	5,431	131,810
Xperi Holding Corp	3,666	79,809
Zebra Technologies Corp - Class A (2)	757	367,281
Zoom Video Communications Inc - Class A (2)	1,090	350,206
Zscaler Inc (2)	907	155,705

		59,198,019

Materials - 1.4%
AdvanSix Inc (2)	1,690	45,326
Amyris Inc (2)	626	11,957
Avery Dennison Corp	2,924	536,993
Avient Corp	270	12,763
Berry Global Group Inc (2)	1,315	80,741
Caledonia Mining Corp PLC	984	14,061
Celanese Corp	1,415	211,981
Coeur Mining Inc (2)	992	8,958
Commercial Metals Co	407	12,552
Corteva Inc	3,292	153,473
Dow Inc	4,378	279,929
Eastman Chemical Co	4,498	495,320
Element Solutions Inc	629	11,504
Freeport-McMoRan Inc	9,492	312,572
Hawkins Inc	798	26,749
Huntsman Corp	7,961	229,516
Koppers Holdings Inc (2)	755	26,244
Kronos Worldwide Inc	270	4,131
Louisiana-Pacific Corp	3,276	181,687
LyondellBasell Industries NV	1,416	147,335
Mosaic Co/The	2,140	67,645
Myers Industries Inc	1,592	31,458
Newmont Corp	15,691	945,697
Nucor Corp	452	36,282
Olin Corp	1,421	53,955
Packaging Corp of America	69	9,279
Ramaco Resources Inc (2)	584	2,470
Rayonier Advanced Materials Inc (2)	802	7,274
Reliance Steel & Aluminum Co	3,287	500,577
Ryerson Holding Corp (2)	471	8,026
Scotts Miracle-Gro Co/The	3,739	915,943
Southern Copper Corp	1,105	74,996
Steel Dynamics Inc	2,004	101,723
Stepan Co	324	41,184
SunCoke Energy Inc	4,086	28,643
Trinseo SA	329	20,947
Tronox Holdings PLC	1,656	30,305
United States Steel Corp	179	4,684
Westlake Chemical Corp	300	26,637
Westrock Co	383	19,935

		5,731,452

Real Estate Investment Trust - 1.8%
Altisource Portfolio Solutions SA (2)	1,011	9,291
American Homes 4 Rent	5,336	177,902
American Tower Corp	2,549	609,364
Ashford Hospitality Trust Inc	1,762	5,198
CareTrust REIT Inc	1,656	38,560
CatchMark Timber Trust Inc	529	5,385
CBL & Associates Properties Inc (2)	7,569	1,020
Clipper Realty Inc	61	483
Columbia Property Trust Inc	114	1,949
Community Healthcare Trust Inc	350	16,142
CorEnergy Infrastructure Trust Inc	1,957	13,836
CorePoint Lodging Inc	547	4,939
Corporate Office Properties Trust	5,755	151,529
CubeSmart	9,126	345,237

CyrusOne Inc		289	19,571
DiamondRock Hospitality Co (2)		545	5,614
EastGroup Properties Inc		1,082	155,029
Equinix Inc		544	369,697
Essential Properties Realty Trust Inc		151	3,447
Essex Property Trust Inc		1,099	298,752
Extra Space Storage Inc		5,732	759,777
Gaming and Leisure Properties Inc		2,006	85,115
Getty Realty Corp		1,105	31,294
Gladstone Commercial Corp		62	1,213
Healthcare Realty Trust Inc		12,671	384,185
Healthcare Trust of America Inc - Class A		7,946	219,151
Highwoods Properties Inc		1,118	48,007
Host Hotels & Resorts Inc		2,139	36,042
Iron Mountain Inc		2,157	79,831
Lamar Advertising Co		6,705	629,734
Life Storage Inc		1,044	89,732
LTC Properties Inc		10,596	442,065
National Health Investors Inc		2,560	185,037
National Storage Affiliates Trust		13,146	524,920
Newmark Group Inc		4,019	40,210
Omega Healthcare Investors Inc		5,461	200,036
Paramount Group Inc		207	2,097
Park Hotels & Resorts Inc		2,596	56,022
Piedmont Office Realty Trust Inc		1,294	22,477
PotlatchDeltic Corp		1,506	79,698
PS Business Parks Inc		1,147	177,303
Public Storage		2,387	589,016
Retail Opportunity Investments Corp		5,535	87,840
Sabra Health Care REIT Inc		892	15,485
SBA Communications Corp		403	111,853
Simon Property Group Inc		752	85,555
Spirit MTA REIT Liquidating Trust (2)(8)		3,461	0
Tanger Factory Outlet Centers Inc (3)		1,370	20,728
Universal Health Realty Income Trust		226	15,318
Urstadt Biddle Properties Inc		1,152	19,181
Welltower Inc		167	11,962

			7,283,829
Utilities - 1.6%
DTE Energy Co		13,845	1,843,323
Duke Energy Corp		5,729	553,020
Exelon Corp		1,555	68,016
MDU Resources Group Inc		17,427	550,867
NextEra Energy Inc		10,724	810,842
NRG Energy Inc		10,045	378,998
PPL Corp		10,274	296,302
Public Service Enterprise Group Inc		26,158	1,574,973
UGI Corp		8,228	337,430
Vistra Corp		9,828	173,751

			6,587,522

Total Common Stocks	(Cost	$163,356,114)	228,447,355

Registered Investment Companies - 29.4%

Baird Core Plus Bond Fund - Class I		625,995	7,324,147
Dodge & Cox Income Fund		466,493	6,586,882
DoubleLine Total Return Bond Fund - Class I		392,241	4,102,838
Guggenheim Total Return Bond Fund - Class I		104,560	2,969,507
iShares 0-5 Year High Yield Corporate Bond ETF (9)		261,137	11,962,686
iShares JP Morgan USD Emerging Markets Bond ETF (9)		19,044	2,073,511
Lord Abbett High Yield Fund - Class I		950,596	7,119,964
Payden Emerging Markets Bond Fund - Class I		120,786	1,581,090
PGIM Total Return Bond Fund - Class R6		423,919	6,079,005
Pioneer Bond Fund - Class Y		498,969	4,924,823
Segall Bryant & Hamill Plus Bond Fund - Class I		499,355	5,363,070
SPDR Bloomberg Barclays High Yield Bond ETF (3)(9)		87,670	9,538,496
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (9)		696,674	19,040,100
TCW Emerging Markets Income Fund - Class I		196,905	1,573,273
Vanguard Intermediate-Term Corporate Bond ETF (9)		44,382	4,128,857
Vanguard Short-Term Bond ETF (9)		143,991	11,834,620
Xtrackers USD High Yield Corporate Bond ETF (9)		238,150	11,905,120

Total Registered Investment Companies	(Cost	$114,533,517)	118,107,989

Money Market Registered Investment Companies - 13.9%

Meeder Institutional Prime Money Market Fund, 0.06% (5)		43,523,137	43,531,841
Morgan Stanley Government Institutional Fund, 0.03% (4)		12,157,285	12,157,285

Total Money Market Registered Investment Companies	(Cost	$55,670,034)	55,689,126

Bank Obligations - 0.2%

First Merchants Bank Deposit Account, 0.30%, 4/1/2021 (6)		248,531	248,531
Metro City Bank Deposit Account, 0.10%, 4/1/2021 (6)		248,282	248,282
Pacific Mercantile Bank Deposit Account, 0.10%, 4/1/2021 (6)		246,884	246,884

Total Bank Obligations	(Cost	$743,697)	743,697

Total Investments - 100.4%	(Cost	$334,303,362)	402,988,167

Liabilities less Other Assets - (0.4%)			(1,418,197)

Total Net Assets - 100.0%			401,569,970

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		2,810	37,345
Meeder Dynamic Allocation Fund - Retail Class		7,053	99,447
Meeder Muirfield Fund - Retail Class		4,788	41,751
Meeder Conservative Allocation Fund - Retail Class		835	19,990

Total Trustee Deferred Compensation	(Cost	$157,945)	198,533

Futures Contracts

	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	359	6/18/2021	39,346,400	(316,291)
Mini MSCI Emerging Markets Index Futures	172	6/18/2021	11,373,500	(90,903)
Russell 2000 Mini Index Futures	1	6/18/2021	111,125	288
Standard & Poors 500 Mini Futures	5	6/18/2021	991,850	835
E-mini Standard & Poors MidCap 400 Futures	1	6/18/2021	260,530	(1,725)

Total Futures Contracts	538		52,083,405	(407,796)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$402,244,470	$(407,796)
Level 2 - Other Significant Observable Inputs	743,697	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$402,988,167	$(407,796)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed a Level 3 security.

(9)	Exchange-traded fund.

(10)	Preferred stock.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.